Investments in Unconsolidated Affiliates - Equity Method Investment Summarized Financial Information, Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 232	$ 240
Long-term assets	5,274	5,224
Current liabilities	(156)	(167)
Long-term liabilities	(205)	(230)
Net assets	$ 5,145	$ 5,067